Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current
Bank borrowings - secured	¥ 3,248	¥ 23,470
Other borrowings - secured	25,862	54,137
Non-current borrowings, total	29,110	77,607
Current
Bank borrowings - secured	108,534	82,680
Other borrowings - secured	64,232	73,528
Current borrowings, total	172,766	156,208
Borrowings, total	¥ 201,876	¥ 233,815
Effective interest rate on the borrowings	7.80%